Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	3,600,000
Proposed Maximum Offering Price per Unit	102.90
Maximum Aggregate Offering Price	$ 370,440,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 51,157.76
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover additional shares of Common Stock that may become issuable with respect to the shares of Common Stock registered hereunder as a result of any stock dividend, stock split, recapitalization or other similar transaction. The proposed maximum aggregate offering price per unit and the maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h)(1) under the Securities Act, the proposed maximum offering price per share, the proposed maximum aggregate offering price and the amount of registration fee have been computed on the basis of the average of the high and low prices of the Common Stock reported on the NASDAQ Global Select Market on May 8, 2026.